Inventory - Schedule of Inventory (Details) ₪ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jan. 31, 2026 USD ($)	Jan. 31, 2026 ILS (₪)	Dec. 31, 2025 USD ($)
Schedule of Inventory [Abstract]
Raw materials	$ 59	$ 34	₪ 108
Finished goods	8
Inventory	$ 67